Net Income (Loss) Per Share (Successor) (Tables)	6 Months Ended
Jun. 30, 2026
Net Income (Loss) Per Share (Successor) [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

The following table summarizes the calculation of basic and diluted net income (loss) per share of Class A Common Stock:

	Successor
	Three Months Ended	March 4, 2026 to
(in thousands, except per share amounts)	June 30, 2026	June 30, 2026
Net income (loss) attributable to Presidio Production Company	$14,425	$(10,994)
Less: Series A redeemable preferred stock dividends	(3,761)	(4,886)
Less: Series B convertible redeemable preferred stock dividends	(275)	(275)
Less: Unvested RSU dividends	(219)	(219)
Less: Allocation to participating securities (two-class method)	(1,141)	—
Net income (loss) available to Class A common stockholders	$9,029	$(16,374)

Weighted average Class A common stock outstanding:
Basic	26,756,317	26,751,925
Diluted	26,756,317	26,751,925

Net income (loss) per Class A common stock
Basic	$0.34	$(0.61)
Diluted	$0.34	$(0.61)